Investments (Fixed Maturity and Equity Securities Available-For-Sale - Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Summary of Certain Fixed Maturity Securities
Available-for-sale Securities, Debt Securities	$ 64,991	$ 61,388
Non-Income Producing Debt Securities [Member]
Summary of Certain Fixed Maturity Securities
Available-for-sale Securities, Debt Securities	4	5
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax	$ (2)
Maximum | Non-Income Producing Debt Securities [Member]
Summary of Certain Fixed Maturity Securities
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax		$ 1